CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Profit (loss) for the year	$ 2,538	$ (11,841)	$ (10,548)
Currency translation differences	29,060	(11,980)	5,936
Items that may be subsequently reclassified to profit or loss	29,060	(11,980)	5,936
Fair value remeasurement investments	0	79	1,167
Items that shall not be subsequently reclassified to profit or loss	0	79	1,167
Other comprehensive income (loss), net of tax	29,060	(11,901)	7,103
Total comprehensive income (loss) for the year	31,598	(23,742)	(3,445)
Equity holders of the parent	31,828	(23,742)	(3,445)
Non-controlling interests	$ (230)	$ 0	$ 0